TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Non-current trade receivables	$ 757	$ 3,466
Other non-financial assets	19,700	16,336
Non-current prepayments	1,114	2,438
Total non-current	21,571	22,240
Current trade receivables	150,409	134,652
Accrued income including contract assets	136,747	148,055
Other receivables	2,993	756
Prepayments	12,250	7,275
Personnel	5,984	4,571
Total Current	308,383	295,309
Total	329,954	317,549
Trade receivables	290,851	288,730
Impairment allowances	(2,939)	(2,556)	$ (3,571)
Trade receivables, net	$ 287,912	$ 286,174